ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 8,913,180	$ 12,538,651
Addition (reduction)	(139,716)	164,039
Less: write-off	(8,493,813)	(3,247,077)
Exchange rate effect	(211,315)	(542,433)
Ending balance	68,336	8,913,180
Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	(8,892,985)
Ending balance	0	(8,892,985)
Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	20,195
Ending balance	$ 68,336	$ 20,195